Other income and expenses	3 Months Ended
Mar. 31, 2021
Other income and expenses
Other income and expenses

6 Other income and expenses

6.1Other operating income

	For the Three months ended March 31
in EUR k	2020	2021
Government grants	702	340
Others	243	26
Total other operating income	945	366

Government grants contain performance-based grants to subsidize research, development and innovation in the state of Mecklenburg-Western Pomerania from funds granted by the European Regional Development Fund. Furthermore, government grants contain the release of deferred income from investment related grants.

6.2Other operating expenses

	For the Three months ended March 31
in EUR k	2020	2021
Currency losses	—	34
Others	101	—
Total other operating expenses	101	34

During the three months ended March 31, 2020, the Group disposed of its entire 51% interest in LPC GmbH (“LPC”) to the minority shareholders for a consideration of EUR 213k, of which EUR 200k is to be paid over a period of four years (and included in other assets, see note 7). The related non-controlling interest of EUR 268k (accumulated share of loss) was debited to profit or loss, and the sale resulted in a loss of EUR 101k.